Discontinued operation	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Discontinued operation

19. Discontinued operation

On July 1, 2022, the ex-solar operations of J.A. Martin (formerly J.A. Martin Electrical Pty Limited) were sold to ARA Electrical Engineering Services Pty Limited for a $6.75 million consideration. The $0.8 million loss recorded in the prior period comprises the transaction consideration less $7.5 million carrying value of net assets disposed of.

22. Discontinued operation

On July 1, 2022, the ex-solar operations of Kenshaw Solar Pty Ltd were sold to ARA. As the intention to sell and process to locate a buyer for the business was initiated prior to June 30, 2022, but the sale only became definitive on July 1, 2022, the results of the non-solar segment business of Aevitas Solar and adjustments to anticipated net realisable value of disposal assets and liabilities held for sale, were reported in discontinued operations in the year ended June 30, 2022. The associated assets and liabilities of the discontinued operation were presented as held for sale within current assets (see Note 21) and current liabilities as at June 30, 2022. Loss on disposal, including finalisation of sale price, including working capital adjustments on completion, and finalisation of the deferred consideration, are recorded in discontinued operations in the year ended June 30, 2023.

Financial information relating to the discontinued operation for the period to the date of disposal is set out below:

Financial performance and cash flow information

The financial performance and cash flow information presented are for the years ended June 30, 2023, 2022 and 2021:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Revenues	-	15,168	16,436
Other income	-	324	552
Loss on disposal of business	(4,207)	-	-
Expenses	-	(16,266)	(16,895)
(Loss)/profit before income tax	(4,207)	(774)	92
Income tax expense	-	149	(23)
(Loss)/gain from discontinued operations	(4,207)	(625)	69

Net cash (outflow)/inflow from operating activities	(4,207)	(625)	69
Net cash inflow/(outflow) from investing activities	-	-	-
Net cash inflow/(outflow) from financing activities	-	-	-
Net (decrease)/increase in cash generated by subsidiary	(4,207)	(625)	69

Assets and liabilities of disposal group as held for sale

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operations as at June 30, 2022 and subsequently disposed of in the year ended June 30, 2023:

	Year Ended June 30
(US dollars in thousands)	2023	2022
Assets classified as held for sale
Trade and other receivables	-	239
Property, plant and equipment	-	629
Goodwill	-	5,289
Intangible assets	-	2,056
Total assets of disposal group classified as held for sale	-	8,214

Liabilities directly associated with assets classified as held for sale
Trade and other payables	-	91
Provisions - current	-	1,126
Lease liabilities - current	-	157
Provisions - non-current	-	74
Lease liabilities - non-current	-	49
Total liabilities of disposal group classified as held for sale	-	1,497

	USD 000	AUD 000
Consideration received or receivable
Cash	2,874	4,336
Fair value of contingent consideration	624	941
Less costs to sell	(362)	(525)
Total disposal consideration	3,136	4,752
Estimated carrying amount of net assets sold	6,989	10,143
Loss on sale	(3,854)	(5,391)

Disposal consideration comprised cash purchase price including completion working capital adjustments of $2.9 million (A$4.3 million). Initial estimate of fair value of deferred contingent consideration of $4.5 million, as recorded in July 2022, payable 12 months after completion, applied a contracted 4.5x multiple to year 1 forecast EBITDA of AUD$2.7 million, discounted at 10% to net present value, less purchase price paid. The final deferred consideration of $0.6 million (A$ 0.9 million) was received in August 2023. Costs to sell comprised advisory fees of $0.4 million (A$0.5 million). Net book value of net assets sold was $7.0 million (A$10.1 million), resulting in a loss on disposal of $3.9 million (A$5.4 million).

Reconciliation of adjusted loss on sale	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2022	34	50
Cash consideration adjustment	378	529
Fair value of contingent consideration adjustment	(3,965)	(5,548)
Cost to sell adjustment	(18)	(25)
Carrying amount of net assets sold adjustment	(283)	(397)
Loss on sale	(3,854)	(5,391)